Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	Aspen Aerogels, Inc.
Entity Central Index Key	0001145986
Entity Emerging Growth Company	false
Entity File Number	001-36481
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3559972
Entity Address, Address Line One	30 Forbes Road
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Northborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01532
City Area Code	508
Local Phone Number	691-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	ASPN
Name of exchange on which registered	NYSE